Share Purchase Warrants	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Purchase Warrants

9. Share Purchase Warrants

The following table summarizes the continuity schedule for share purchase warrants:

		Exercise Price
	Number of Warrants	$
Balance – December 31, 2012	18,500,000	0.10
Expired	(2,500,000)	0.10
Balance – December 31, 2013	16,000,000
Expired	(16,000,000)
Balance – December 31, 2014 and 2015	—	—